RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

20. RELATED PARTY TRANSACTIONS

Balances and transactions between the company and its subsidiaries, which are related parties, have been eliminated on consolidation and are not disclosed in this note. The Company’s key management personnel are comprised of its Chief Executive Officer, Chief Financial Officer, President, Chief Technology Officer, and Chief Marketing Officer, and other members of the executive team. Executive officers participate in the A&R Plan (see Note 10.A). Directors and officers of the Company control approximately 37.08% of the voting shares of the Company. The remuneration of key management personnel and directors of the Company who are part of related parties is set out below (in thousands):

	Year Ended
	December 31, 2023	December 31, 2022
Salaries and Benefits	3,465	2,435
Stock-Based Compensation	7,470	2,164
Compensation Expenses for Related Parties	10,934	4,599